Net Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Numerator:
Net loss attributable to Aptorum Group Limited	$ (441,780)	$ (2,643,796)	$ (4,267,806)		$ (2,824,647)		$ (9,799,560)
Denominator:
Basic and diluted weighted average shares outstanding	7,126,796	5,339,608	5,453,103	[1]	4,521,133	[1]	3,569,484	[1]
Diluted weighted average shares outstanding	7,126,796	5,339,608	5,453,103		4,521,133		3,569,484
Basic loss per share	$ (0.06)	$ (0.5)	$ (0.78)	[1]	$ (0.62)	[1]	$ (2.75)	[1]
Diluted loss per share	$ (0.06)	$ (0.5)	$ (0.78)		$ (0.62)		$ (2.75)

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.